Filed with the Securities and Exchange Commission on April 16, 2003

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

Pre-Effective Amendment No.                                                  |_|

Post-Effective Amendment No. 118                                             |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

Amendment No. 120                                                            |X|


                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5344

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

       As soon as practical after the effective date of this Registration
             Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective


-------  immediately upon filing pursuant to paragraph (b)

  X      on April 30, 2003 pursuant to paragraph (b)
-------     --------------

-------  60 days after filing pursuant to paragraph (a)(1)

         on ______________________  pursuant to paragraph (a)(1)
-------

-------  75 days after filing pursuant to paragraph (a)(2)

-------  on ______________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[   ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                                CAPITAL ADVISORS
                                   GROWTH FUND
                        a series of Advisors Series Trust


                                      [LOGO]




Capital Advisors Growth Fund is an open-end growth stock mutual fund. The Fund seeks to provide investors with long-term growth of capital. Capital Advisors, Inc. is the Fund's investment advisor.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                   Prospectus

                                 April 30, 2003



                          CAPITAL ADVISORS GROWTH FUND
                        a series of Advisor Series Trust
                          320 South Boston, Suite 1300
                                 Tulsa, OK 74103
                                 (918) 599-0045





                                Table of Contents

An Overview of the Fund........................................................3
Performance Information........................................................4
Fees and Expenses..............................................................6
Investment Objective and Principal Investment Strategies.......................7
Principal Risks of Investing in the Fund.......................................8
Investment Advisor.............................................................8
Shareholder Information........................................................9
Pricing of Fund Shares........................................................12
Dividends and Distributions...................................................13
Tax Consequences..............................................................13
Rule 12b-1 Fees...............................................................14
Financial Highlights..........................................................15
PRIVACY NOTICE................................................................16



More detailed information on all subjects covered in this Prospectus is contained in the Fund's Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.



                            An Overview of the Fund

What is the Fund's  The Fund seeks long-term capital growth.
investment goal?


What are            The  Fund  invests   primarily  in  common  stocks  of  U.S.
the Fund's          companies.  In  selecting  investments,  the Fund invests in
principal           companies with prospects for  above-average  earnings growth
investment          over   an   extended   period   of   time.   The   Fund   is
Strategies?         non-diversified.  This means that with respect to 50% of its
                    assets,  it  may  make  larger   investments  in  individual
                    Companies than a fund that is diversified. However, with respect to the other 50% of its assets the Fund may only invest 5% of its assets in any individual security.

What are            There  is the  risk  that  you  could  lose  money  on  your
the principal       investment  in the  Fund.  This  could  happen if any of the
risks of            following events happen:
investing
in the
Fund?

                    o    The stock market goes down
                    o    Interest rates go up
                    o    Growth stocks fall out of favor with the stock market
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated because the Fund's initial evaluation of the stock was mistaken
                    o Anticipated future products or services of companies selected for investment by the Fund may be delayed or not occur
                    o Because the Fund has the ability to take larger positions in a smaller number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

Who may want        The Fund may be appropriate for investors who:
to invest in
the Fund?           o    Are pursuing a long-term goal such as retirement
                    o    Want to add an  investment  with  growth  potential  to
                         diversify their investment portfolio
                    o    Are willing to accept higher short-term risk along with
                         higher potential for long-term growth o

                    The Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o Are pursuing a short-term goal or investing emergency reserves


                             Performance Information


The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total return has varied from year to year. The table below illustrates how the Fund's average annual total return over time compared with a broad-based market index, as well as an index that is comprised of funds that generally have an investment objective similar to that of the Fund. All presentations below assume reinvestment of dividends and distributions. Please keep in mind that the Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.



                           Calendar Year Total Return
                                as of December 31

2000        -13.50%

2001        -24.50%

2002        -28.31%


During the period shown in the bar chart, the Fund's highest quarterly return was 29.20% for the quarter ended December 31, 2001, and the lowest quarterly return was -30.23% for the quarter ended March 31, 2001.



                           Average Annual Total Return
                             as of December 31, 2002


                                                                 Since Inception
                                                 1 Year           (01/01/00)
                                              -------------- -------------------
Capital Advisors Growth Fund
--------------------------------------------------------------------------------
Return Before Taxes                              -28.31%            -22.20%
Return After Taxes on Distributions(1)           -28.31%            -22.20%
Return After Taxes on Distributions and Sale     -17.38%            -16.76%
of Fund Shares(1),(2)
--------------------------------------------------------------------------------
S&P 500 Index(3)                                 -22.10%            -14.55%
--------------------------------------------------------------------------------
Lipper Large Cap Growth Funds Index(4)           -28.12%            -23.97%
--------------------------------------------------------------------------------

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
(4) The Lipper Large Cap Growth Funds Index measures the performance of open-end mutual funds that normally invest in large-capitalization companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The mutual funds in this Index generally have a similar investment objective as the Fund, although some funds comprising the index may have somewhat different investment policies or objectives. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.



                                Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases ..................  None
Maximum deferred sales charge (load) ..............................  None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

ManagementFees.....................................................  0.75%
Distribution and Service (12b-1) Fees .............................  0.25%
Other Expenses.....................................................  0.90%
                                                                    ------
Total Annual Fund Operating Expenses ..............................  1.90%
         Less Expense Waiver/Reimbursements........................ -0.40%
                                                                    ------
Net Annual Fund Operating Expenses.................................  1.50%
                                                                    ======
* The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until such contractual arrangement is terminated by the Board of Trustees, to ensure that Net Annual Fund Operating Expenses do not exceed 1.50%. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Board of Trustees may terminate this expense reimbursement arrangement at any time.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. The figures below are based on net annual operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                One Year         $   153
                Three Years      $   474
                Five Years       $   818
                Ten Years        $ 1,791

            Investment Objective and Principal Investment Strategies

The Fund's investment goal is long-term capital growth.

The Fund primarily invests in common stock of domestic companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stock that have the potential for long-term growth of capital.

The Advisor uses the growth style in selecting stocks for the Fund's portfolio. While economic forecasting and industry sector analysis play a part in the research effort, the Advisor's stock selection process begins with an individual company. This is often referred as a bottom-up approach to investing. From a group of companies that meet the Advisor's standards, the Advisor selects the securities of those companies that offer what it believes is the best balance of rapid earnings growth and diversification.

The Fund buys and sells stocks based on the Advisor's research and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time. These include:

          o    Dominant position with its industry
          o    Sustainable competitive advantage
          o    Shareholder oriented management philosophy
          o    Strong brand or franchise value
          o    Operating within a definable growing market
          o    Strong research and development

The Fund will consider selling stocks in its portfolio when the following events occur:

          o    The stock reaches its target
          o    Fundamentals supporting the stock's value deteriorate
          o    Better investment alternatives exist

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

In keeping with its investment approach, the Advisor does not anticipate frequent short-term trading of securities. This means that the Fund should have a relatively low rate of portfolio turnover. This has the potential to make the Fund a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which could be considered tax efficient. The anticipated lack of short-term trading should lead to lower transaction costs, which could offer higher performance.


                    Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished.

Market Risk. The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Non-Diversification Risk. The Fund is a non-diversified Fund. As such, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

                               Investment Advisor


Capital Advisors, Inc., founded in 1978, is the investment advisor to the Fund. The investment advisor's address is 320 South Boston, Suite 825, Tulsa, OK 74103. The investment advisor currently manages assets of approximately $700 million for individual and institutional investors. The investment advisor provides advice on buying and selling securities. The investment advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended December 31, 2002, the Advisor received advisory fees of 0.35% of the Funds average daily net assets, net of waiver.


Portfolio Managers

Richard E. Minshall, Chairman of the Advisor, and Keith C. Goddard, CFA, Executive Vice President and Director of Research for the Advisor, are co-portfolio managers of the Fund. Messrs. Minshall and Goddard are assisted by an Investment Committee with over 50 years of experience in investment management. Mr. Minshall founded the Advisor in 1978 and carried the title of President and CEO from June of 1978 until December of 1995 at which time he relinquished the title of President and assumed the title of Chairman and CEO. Mr. Goddard has been a research analyst and portfolio manager with the Advisor since 1991.


                             Shareholder Information

How to Buy Shares
You may open a Fund account with $5,000 and add to your account at any time with $250 or more. You may open a retirement plan account with $500 and add to your account at any time with $100 or more. You also may open a Fund account with $1,000 and make subsequent monthly investment with $100 or more through the Automatic Investment Plan. The Fund may waive minimum investment requirements from time to time.


You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part. Shares of the Fund are not registered outside of the United States.


By Check
If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as FedEx) it with a check (made payable to "Capital Advisors Growth Fund") to:

Regular Mail                                 Overnight Delivery
Capital Advisors Growth Fund                 Capital Advisors Growth Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                 615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                     Milwaukee, WI  53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Capital Advisors Growth Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check.

By Wire
If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, OH 45202
                  ABA #: 042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                  A/C #112-952-137
                  FFC:              [Name of Fund]
                                    Shareholder Registration
                                    Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-205-0523. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application or contact the Transfer Agent. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. Your termination letter must be received by the Transfer Agent sufficiently in advance of the next scheduled withdrawal.

Retirement Plan
The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling 1-866-205-0523. If you wish to open another type of retirement plan, please contact the Transfer Agent.

How to Sell Shares
You may sell (redeem) your Fund shares on any day the Fund and the New York Stock Exchange ("NYSE") are open for business.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail                                 Overnight Delivery
Capital Advisors Growth Fund                 Capital Advisors Growth Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                 615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                     Milwaukee, WI  53202

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-866-205-0523 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0523 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.


                             Pricing of Fund Shares

The price of Fund shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received in proper form.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading. The net asset value of Fund shares may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.


                           Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be invested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment for the distribution.


Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.


                                Tax Consequences


The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Because of its investment strategies, the Fund expects that its distributions will primarily consist of capital gains.


By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


                                 Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of the Fund's average daily net assets which are payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                              Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, and their report and the Fund's financial statements are included in the Fund's current annual report, which is available free of charge upon request.

For a share outstanding throughout each period

----------------------------------------------------- ------------------------------------------------------
                                                                Years ended December 31
                                                        2002            2001             2000
----------------------------------------------------- ------------------------------------------------------
Net asset value, beginning of period                  $13.14            $17.30           $20.00
                                                      ------            ------           ------
Income from investment operations:
      Net investment loss                              (0.09)            (0.13)           (0.16)
      Net realized and unrealized loss on investments  (3.63)            (4.03)           (2.54)
                                                      --------           ------           ------
Total from investment operations                       (3.72)            (4.16)           (2.70)
                                                      --------           ------           ------
Net asset value, end of period                        $ 9.42            $13.14           $17.30
                                                      =======            ======           ======
Total return                                          (28.31%)          (24.05%)         (13.50%)

Ratios/supplemental data:
Net assets, end of period (thousands)                 $10,320           $16,006          $17,191

Ratio of expenses to average net assets:
      Before expense reimbursement                      1.90%             1.82%            1.75%
      After expense reimbursement
                                                        1.50%             1.50%            1.49%

Ratio of net investment loss to average net assets:
      After expense reimbursement                      (0.83%)           (1.08%)          (1.12%)

Portfolio turnover rate                                61.66%            58.16%           49.39%



                                 PRIVACY NOTICE


The Fund collects non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.




                          CAPITAL ADVISORS GROWTH FUND
                 a series of Advisors Series Trust (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Capital Advisors Growth Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                            Telephone: (866) 205-0523

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. You can get text-only copies:

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. Free of charge from the Commission's EDGAR Database on the Commission's Internet website at: www.sec.gov



                                         (The Trust's SEC Investment Company Act
                                                          File No. is 811-07959)




                       Statement of Additional Information

                                 April 30, 2003



                          CAPITAL ADVISORS GROWTH FUND
                        a series of Advisor Series Trust
                          320 South Boston, Suite 1300
                                 Tulsa, OK 74103
                                 (918) 599-0045



This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated April 30, 2003, as may be revised, of the Capital Advisors Growth Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Capital Advisors, Inc. (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus may be obtained by contacting the Fund at the above address or telephone number.

The Fund's audited financial statements for the fiscal year ended December 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2002. A copy of the Annual report may be obtained without charge by calling or writing the Fund as shown above.


                                Table of Contents

THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
MANAGEMENT.....................................................................8
SERVICE PROVIDERS.............................................................13
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15
PORTFOLIO TURNOVER............................................................17
DETERMINATION OF NET ASSET VALUE..............................................18
PURCHASE AND REDEMPTION OF FUND SHARES........................................19
TAX MATTERS...................................................................22
DIVIDENDS AND DISTRIBUTIONS...................................................24
PERFORMANCE INFORMATION.......................................................25
ANTI-MONEY LAUNDERING PROGRAM.................................................27
GENERAL INFORMATION...........................................................28
FINANCIAL STATEMENTS..........................................................30
APPENDIX......................................................................31


                                    THE TRUST


The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.


The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Fund is seeking long-term growth of capital that it attempts to achieve by investing primarily in common stocks of U.S. companies. The Fund is non-diversified, which under the Investment Company Act of 1940 ("1940 Act") means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund.


Non-Diversification of Investments. As mentioned above, the Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Convertible Securities. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

Preferred Stock. The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Foreign Securities. The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Deposits ("ADRs").

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.


Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees (the "Board"), to ensure compliance with the Fund's investment restrictions.


Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"", securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.


Investment Company Securities. The Fund may invest in shares of other registered investment companies. For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.   Issue senior securities, borrow money or pledge its assets.

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.   Purchase or sell commodities or commodity futures contracts.

7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law.


2. Invest more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities that are determined by the Board to be liquid).


Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.


                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board . The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.


The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

----------------------- ----------- -------------------- ----------------------------- -----------------------------------
                          Position   Term of Office and
      Name, Address         with       Length of Time     Principal Occupation During
         and Age         the Trust         Served               Past Five Years             Other Directorships Held
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Independent Trustees of the Trust
--------------------------------------------------------------------------------------------------------------------------
Walter E. Auch*         Trustee     Indefinite term      Management Consultant         Director, Nicholas-Applegate
  (born 1921)                       since February 1997.                               Funds, Citigroup, Pimco Advisors
2020 E. Financial Way                                                                  LLP and Senele Group.
Glendora, CA 91741
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Donald E. O'Connor*     Trustee     Indefinite term      Financial Consultant;         Independent Director, The Forward
  (born 1936)                       since February 1997. formerly Executive Vice       Funds.
2020 E. Financial Way                                    President and Chief Operating
Glendora, CA 91741                                       Officer of ICI Mutual
                                                         Insurance Company (until
                                                         January 1997).
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
George T. Wofford III*  Trustee     Indefinite term      Senior Vice President,        None.
  (born 1939)                       since February 1997. Information Services, Federal
2020 E. Financial Way                                    Home Loan Bank of San
Glendora, CA 91741                                       Francisco.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
James Clayburn LaForce* Trustee     Indefinite term      Dean Emeritus, John E.        Director, The Payden & Rygel
  (born 1927)                       since May 2002.      Anderson Graduate School of   Investment Group, The
2020 E. Financial Way                                    Management, University of     Metzler/Payden Investment Group,
Glendora, CA 91741                                       California, Los Angeles.      PIC Investment Trust, PIC Small
                                                                                       Cap Portfolio, PIC Balanced
                                                                                       Portfolio, PIC Growth Portfolio,
                                                                                       PIC Mid Cap Portfolio, BlackRock
                                                                                       Funds, Jacobs Engineering, Arena
                                                                                       Pharmaceuticals, Cancervax.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
George J. Rebhan*       Trustee     Indefinite term      Retired; formerly President,  Trustee, E*TRADE Funds.
  (born 1934)                       since May 2002.      Hotchkis and Wiley Funds
2020 E. Financial Way                                    (mutual funds) from 1985 to
Glendora, CA 91741                                       1993.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Interested Trustee of the Trust
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Eric M. Banhazl**       Trustee     Indefinite term      Senior Vice President, U.S.   None.
  (born 1957)                       since February 1997. Bancorp Fund Services, LLC
2020 E. Financial Way                                    since July 2001; Treasurer,
Glendora, CA 91741                                       Investec Funds; formerly,
                                                         Executive Vice President,
                                                         Investment Company
                                                         Administration, LLC; ("ICA")
                                                         (mutual fund administrator
                                                         and the Fund's former
                                                         administrator).
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Officers of the Trust
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Eric M. Banhazl         President   Indefinite term      See Above.                    See Above.
  (see above)           (Interested since February 1997.
                        Trustee -
                        see above.)
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
John S. Wagner          Treasurer   Indefinite term      Assistant Vice President,     None.
  (born 1965)                       since September      Compliance and
615 East Michigan St.               2002.                Administration,
Milwaukee, WI 53202                                      U.S. Bancorp Fund Services,
                                                         LLC since June 1999.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Chad E. Fickett         Secretary   Indefinite term      Compliance Administrator,     None.
  (born 1973)                       since March 2002.    U.S. Bancorp Fund Services,
615 East Michigan St.                                    LLC since July 2000.
Milwaukee, WI 53202
----------------------- ----------- -------------------- ----------------------------- -----------------------------------

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.


Compensation

Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the sixteen current portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                    Aggregate        Pension or Retirement    Estimated Annual    Total Compensation
                                Compensation From     Benefits Accrued as       Benefits Upon      from Trust(2) Paid
   Name of Person/Position          the Trust(1)     Part of Fund Expenses       Retirement           to Trustees
------------------------------ --------------------- ----------------------- -------------------- --------------------
Walter E. Auch, Trustee              $19,500                  None                  None                $19,500
------------------------------ --------------------- ----------------------- -------------------- --------------------
Donald E. O'Connor, Trustee          $19,500                  None                  None                $19,500
------------------------------ --------------------- ----------------------- -------------------- --------------------
George T. Wofford III,               $19,000                  None                  None                $19,000
Trustee
------------------------------ --------------------- ----------------------- -------------------- --------------------
James Clayburn LaForce,              $10,000                  None                  None                $10,000
Trustee(3)
------------------------------ --------------------- ----------------------- -------------------- --------------------
George J. Rebhan, Trustee(3)         $10,500                  None                  None                $10,500
------------------------------ --------------------- ----------------------- -------------------- --------------------


1    For the fiscal year ended December 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended December 31, 2002, trustees fees and expenses in the amount of $6,898 was allocated to the Fund.
3    Newly appointed to the Board as of May 1, 2002.


Board Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

Fund Shares Beneficially Owned by Trustees


As of December 31, 2002, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially own shares of the Fund.


Control Persons, Principal Shareholders, and Management Ownership


A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of April 1, 2003, the following shareholders were considered to be either a control person or principal shareholders of the Fund:

--------------------------------- -------------------- -----------------------
Name and Address                      % Ownership        Type of Ownership
--------------------------------- -------------------- -----------------------
Bear Stearns Securities Corp.
1 Metrotech Center North                53.46%                 Record
New York, NY  11201-3870
--------------------------------- -------------------- -----------------------



In addition, as of December 31, 2002, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.


The Advisor

Capital Advisors, Inc., 320 South Boston, Suite 825, Tulsa, Oklahoma 74103, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Advisor continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


In reviewing the Advisory Agreement on behalf of the Fund at a meeting of the Board on December 12 and 13, 2002, the Board, including the Independent
Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. After reviewing various information, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Fund and is capable to offer its services to the Fund, the fees paid by the Fund to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies of similar objectives and the Advisor's brokerage practices were reasonably efficient.


In the event the operating expenses of the Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's expense limitation, the Advisor shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon the Board's subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

For the fiscal year ended December 31, 2002, the Fund accrued $94,152 in advisory fees, of which $49,865 was waived by the Advisor. For the fiscal year ended December 31, 2001, the Fund accrued $110,360 in advisory fees, of which $47,608 was waived by the Advisor. For the fiscal year ended December 31, 2000, the Fund accrued $104,420 in advisory fees, of which $35,920 was waived by the Advisor.



                                SERVICE PROVIDERS


Fund Administrator

Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. For the fiscal years ended December 31, 2002, 2001 and 2000, USBFS received fees of $30,084, $30,881 and $32,904, respectively. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent to the Fund under separate agreements.

Custodian and Transfer Agent

U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. USBFS also acts as the Fund's transfer and shareholder servicing agent. The Custodian and the Transfer Agent do not participate in decisions relating to the purchase and sales of securities by the Fund.

Independent Accountants and Legal Counsel


PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 are the independent accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.


Distributor


The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The offering of the Fund's shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund will compensate the Advisor as Distribution Coordinator in an amount equal to 0.25% of the Fund's average daily net assets for distribution and related expenses. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board. The Plan provides for the compensation to the Advisor, as Distribution Coordinator, regardless of the Fund's distribution expenses.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund's principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.


During the fiscal year ended December 31, 2002, the Fund paid $31,384 in distribution fees, all of which was for reimbursement of advertising and marketing expenses.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual fund managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of its shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


For the fiscal years ended December 31, 2002, 2001 and 31, 2000, the Fund paid $6,034, $4,511 and $15,254 in brokerage commissions, respectively. For the fiscal year ended December 31, 2002, $5,579 of the total commissions paid by the Fund was to Minshall & Company, an introducing broker-dealer affiliated with the Advisor. For the fiscal years ended December 31, 2001 and 2000, all of the Fund's commissions were paid to Minshall & Company. For each year, the entire amount of the brokerage commission charged by Minshall & Company as the introducing broker-dealer was retained by an unaffiliated clearing broker-dealer as the cost of clearing the transactions.



                               PORTFOLIO TURNOVER


Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See Portfolio Transactions and Brokerage.") For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund had a portfolio turnover rate of 61.66%, 58.16% and 49.39%, respectively.



                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset values per share as of December 31, 2002 is as follows:

                        Net Assets
             ----------------------------------   =   Net Asset Value Per Share
                    Shares Outstanding

                        $10,319,816
             ----------------------------------   =             $9.42
                         1,095,858



Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. The Fund's securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                     PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 days. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund's shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined net asset value.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of Proceeds

The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Signature Guarantees

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


                                   TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policies, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends- received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may also apply to non-US investors. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.



                           DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long- term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.


                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.


Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper"), Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's quotations of average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2002 was as follows:

                   One Year                       Since Inception
                   -28.31%                            -22.20%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through December 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2002 was as follows:

                   One Year                       Since Inception
                   -28.31%                            -22.20%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through December 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended December 31, 2002 was as follows:

                   One Year                       Since Inception
                   -17.38%                            -16.76%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through December 31, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.



                               GENERAL INFORMATION


The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.


The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


The Board, the Advisor and the Distributor have each adopted Codes of ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.



                              FINANCIAL STATEMENTS


The annual report for the Fund for the fiscal year ended December 31, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                    APPENDIX
                            Commercial Paper Ratings

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."




                                     PART C
                         (Capital Advisors Growth Fund)

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b) Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 19, 1998 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 16, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Advisor was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated March 27, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriters.

          (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust                Investec Funds
           Alpine Equity Trust                     Jacob Internet Fund
           Alpine Series Trust                 The Jensen Portfolio, Inc.
     Alternative Investment Advisors                  Kenwood Funds
            Blue & White Fund                   Kit Cole Investment Trust
         Brandes Investment Trust              Light Revolution Fund, Inc.
      Brandywine Advisors Fund, Inc.                The Lindner Funds
           Brazos Mutual Funds                         LKCM Funds
     Builders Fixed Income Fund, Inc.     Matrix Asset Advisor Value Fund, Inc.
            CCM Advisors Funds                     Monetta Fund, Inc.
       CCMA Select Investment Trust                   Monetta Trust
        Country Mutual Funds Trust             MW Capital Management Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
               MUTUALS.com
----------------------------------------- --------------------------------------

         (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
Donna J. Berth      Treasurer                        None
Joe Redwine         Board Member                     None
Bob Kern            Board Member                     None
Eric W. Falkeis     Board Member                     None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

-------------------------------------- -----------------------------------------
Records Relating to:                   Are located at:
-------------------------------------- -----------------------------------------
Registrant's Fund Administrator,         U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent       615 East Michigan Street, 3rd Floor
                                         Milwaukee, WI  53202
-------------------------------------- -----------------------------------------
Registrant's Custodian                   U.S. Bank, National Association
                                         425 Walnut Street
                                         Cincinnati, OH  45202
-------------------------------------- -----------------------------------------
Registrant's Investment Advisor          Capital Advisors, Inc.
                                         320 South Boston, Suite 825
                                         Tulsa, OK  74103
-------------------------------------- -----------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 16th day of April, 2003.


                                                 ADVISORS SERIES TRUST

                                                 By: /s/ Eric M. Banhazl*
                                                     ---------------------------
                                                     Eric M. Banhazl
                                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on April 16, 2003.

Signature                               Title

Eric M. Banhazl*                        President and Trustee
--------------------------
Eric M. Banhazl

Walter E. Auch*                         Trustee
--------------------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
--------------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
--------------------------
George T. Wofford III

George J. Rebhan*                       Trustee
--------------------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
--------------------------
James Clayburn LaForce

/s/ John S. Wagner                      Treasurer and Principal Financial
--------------------------              and Accounting Officer
John S. Wagner


        * /s/ John S. Wagner
        ----------------------------------
              John S. Wagner
              Attorney-in-Fact pursuant to
              Power of Attorney.

EXHIBIT INDEX

      Exhibit                                                     Exhibit No.
      Consent of Auditor                                             EX-99.j.